OPERATING LEASE- Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Operaitng lease costs	¥ 2,774	¥ 3,909